Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table.   In accordance with Item 402(v), we provide below the tabular disclosure for the Company’s Chairman & Chief Executive Officer (our Principal Executive Officer or “PEO”) and the average of our NEOs other than the PEO for 2022, 2021 and 2020.
			Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total to PEO(1)	Compensation Actually Paid to PEO(2)			Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (in millions)	Net Revenue (in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$6,205,112	$1,221,697	$2,624,852	$539,295	$4	$119	$(278)	$471
2021	$6,444,617	$430,681	$3,678,189	$(68,919)	$27	$177	$(336)	$638
2020	$1,666,551	$2,819,363	$1,223,291	$3,398,707	$137	$145	$(278)	$657

(1)
For 2020, 2021 and 2022, the PEO is David Katzman. The non-PEO NEOs in 2020 were Steven Katzman and Susan Greenspon Rammelt; in 2021 were Kyle Wailes, Steven Katzman, Susan Greenspon Rammelt, and Kay Oswald; and in 2022 were Troy Crawford, Steven Katzman, Susan Greenspon Rammelt, and Kyle Wailes.

(2)
To calculate CAP to the PEO in column (c) the following amounts were deducted from and added to the applicable SCT Total compensation:

Fiscal Year	Summary Compensation Table Total for PEO	Deductions from Summary Compensation Table Total(a)	Additions to Summary Compensation Table Total(b)	Compensation Actually Paid to PEO
2022	$6,205,112	$(4,999,999)	$16,584	$1,221,697
2021	$6,444,617	$(4,999,993)	$(1,013,943)	$430,681
2020	$1,666,551	$0	$1,152,812	$2,819,363

(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) – (e) + (f)
2022	$749,361	$(646,676)	$0	$(86,101)	$0	$0	$16,584
2021	$1,014,241	$(1,171,743)	$0	$(856,441)	$0	$0	$(1,013,943)
2020	$0	$803,160	$0	$349,652	$0	$0	$1,152,812
(3)
To calculate CAP to the non-PEO NEOs in column (e) the following amounts were deducted from and added to the applicable SCT Total compensation:

Fiscal Year	Summary Compensation Table Total for non-PEO NEOs	Deductions from Summary Compensation Table Total(a)	Additions to Summary Compensation Table Total(b)	Compensation Actually Paid to non-PEO NEOs
2022	$2,624,852	$(1,801,126)	$(284,430)	$539,295
2021	$3,678,189	$(2,935,237)	$(811,871)	$(68,919)
2020	$1,223,291	$(191,538)	$2,366,954	$3,398,707

(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) – (e) + (f)
2022	$206,074	$(237,114)	$0	$(50,867)	$(202,523)	$0	$(284,430)
2021	$481,764	$(1,054,554)	$560,242	$(799,323)	$0	$0	$(811,871)
2020	$333,377	$1,998,805	$0	$34,772	$0	$0	$2,366,954

(4)
Reflects TSR indexed to $100 for the Nasdaq Composite Index.

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote [Text Block]
(1)
For 2020, 2021 and 2022, the PEO is David Katzman. The non-PEO NEOs in 2020 were Steven Katzman and Susan Greenspon Rammelt; in 2021 were Kyle Wailes, Steven Katzman, Susan Greenspon Rammelt, and Kay Oswald; and in 2022 were Troy Crawford, Steven Katzman, Susan Greenspon Rammelt, and Kyle Wailes.

Peer Group Issuers, Footnote [Text Block]	(4) Reflects TSR indexed to $100 for the Nasdaq Composite Index.
PEO Total Compensation Amount	$ 6,205,112	$ 6,444,617	$ 1,666,551
PEO Actually Paid Compensation Amount	$ 1,221,697	430,681	2,819,363
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
To calculate CAP to the PEO in column (c) the following amounts were deducted from and added to the applicable SCT Total compensation:

Fiscal Year	Summary Compensation Table Total for PEO	Deductions from Summary Compensation Table Total(a)	Additions to Summary Compensation Table Total(b)	Compensation Actually Paid to PEO
2022	$6,205,112	$(4,999,999)	$16,584	$1,221,697
2021	$6,444,617	$(4,999,993)	$(1,013,943)	$430,681
2020	$1,666,551	$0	$1,152,812	$2,819,363

(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) – (e) + (f)
2022	$749,361	$(646,676)	$0	$(86,101)	$0	$0	$16,584
2021	$1,014,241	$(1,171,743)	$0	$(856,441)	$0	$0	$(1,013,943)
2020	$0	$803,160	$0	$349,652	$0	$0	$1,152,812

Non-PEO NEO Average Total Compensation Amount	$ 2,624,852	3,678,189	1,223,291
Non-PEO NEO Average Compensation Actually Paid Amount	$ 539,295	(68,919)	3,398,707
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
To calculate CAP to the non-PEO NEOs in column (e) the following amounts were deducted from and added to the applicable SCT Total compensation:

Fiscal Year	Summary Compensation Table Total for non-PEO NEOs	Deductions from Summary Compensation Table Total(a)	Additions to Summary Compensation Table Total(b)	Compensation Actually Paid to non-PEO NEOs
2022	$2,624,852	$(1,801,126)	$(284,430)	$539,295
2021	$3,678,189	$(2,935,237)	$(811,871)	$(68,919)
2020	$1,223,291	$(191,538)	$2,366,954	$3,398,707

(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity values included in CAP are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (a) + (b) + (c) + (d) – (e) + (f)
2022	$206,074	$(237,114)	$0	$(50,867)	$(202,523)	$0	$(284,430)
2021	$481,764	$(1,054,554)	$560,242	$(799,323)	$0	$0	$(811,871)
2020	$333,377	$1,998,805	$0	$34,772	$0	$0	$2,366,954

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between CAP and TSR. The chart below reflects the relationship between the PEO and average non-PEO NEO CAP versus our TSR and the Index TSR.
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between CAP and GAAP Net Income. The chart below reflects the relationship between the PEO and average non-PEO NEO CAP and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between CAP and Revenue (our Company-Selected Measure). The chart below reflects the relationship between the PEO CAP and average non-PEO NEO CAP and our revenue.
Tabular List [Table Text Block]
Our Most Important Metrics Used for Linking Pay and Performance.   As required by Item 402(v), below are the most important metrics our Committee used to link executive pay to performance for 2022. The metrics below are used for purposes of determining payouts under our annual short-term incentive program.
•
Net Revenue

•
Cost Management

Total Shareholder Return Amount	$ 4	27	137
Peer Group Total Shareholder Return Amount	119	177	145
Net Income (Loss)	$ (278,000,000)	$ (336,000,000)	$ (278,000,000)
Company Selected Measure Amount	471	638	657
PEO Name	David Katzman	David Katzman	David Katzman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cost Management
PEO [Member] | Deductions from Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,999,999)	$ (4,999,993)	$ 0
PEO [Member] | Additions to Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,584	(1,013,943)	1,152,812
PEO [Member] | Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	749,361	1,014,241	0
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(646,676)	(1,171,743)	803,160
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(86,101)	(856,441)	349,652
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deductions from Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,801,126)	(2,935,237)	(191,538)
Non-PEO NEO [Member] | Additions to Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(284,430)	(811,871)	2,366,954
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	206,074	481,764	333,377
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(237,114)	(1,054,554)	1,998,805
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	560,242	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(50,867)	(799,323)	34,772
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(202,523)	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0